Provisions for other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions [abstract]
Summary of Changes in Provisions for Other Liabilities
The table below shows the movements in the Group's provisions for other liabilities categorized by type of provision:

	Labor, legal and other claims	Others	Total
At January 1, 2016	2,293	20	2,313
Additions	3,447	57	3,504
Used during year	(2,174)	(14)	(2,188)
Exchange differences	291	(31)	260
At December 31, 2016	3,857	32	3,889
Additions	4,750	—	4,750
Used during year	(3,754)	(25)	(3,779)
Exchange differences	(15)	(2)	(17)
At December 31, 2017	4,838	5	4,843

Analysis of total provisions:

	2017	2016
Non current	4,078	3,299
Current	765	590
	4,843	3,889